Shareholder Report, Line Graph (Details) - USD ($)				10 Months Ended	11 Months Ended	12 Months Ended		22 Months Ended	23 Months Ended	24 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Oct. 17, 2016	Sep. 26, 2016	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2017	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2018	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2019	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2020	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000008885 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Core Bond Fund (Class NAV/JHCDX)
Accumulated Value			$ 10,000				$ 10,051.0001			$ 9,896.508891			$ 10,844.847398			$ 11,593.618391			$ 11,619.323066			$ 10,190.163409			$ 10,091.388015			$ 10,833.664904			$ 11,178.726881			$ 11,352.283211
C000073278 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Mid Value Fund (Class NAV/JMVNX)
Accumulated Value			10,000				11,082.6074			12,519.316504			11,414.940397			12,259.155372			16,317.352366			16,092.127704			18,315.31517			22,612.090307			23,694.581947			28,907.953669
C000095456 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Capital Appreciation Value Fund (Class NAV/JCAVX)
Accumulated Value			10,000				11,125.7822			12,417.842206			13,668.673197			15,497.820375			19,503.119537			18,028.616219			20,080.909335			23,337.821578			25,871.62637			28,520.049138
C000173477 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						International Strategic Equity Allocation Fund (Class NAV)
Accumulated Value	$ 10,000			$ 11,825.7102				$ 12,039.377487			$ 11,561.919855			$ 12,600.310908			$ 15,403.26078			$ 12,130.793512			$ 13,481.586483			$ 15,816.49615			$ 18,206.987301			$ 23,073.372897
C000173478 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						U.S. Sector Rotation Fund (Class NAV)
Accumulated Value		$ 10,000			$ 11,608.4359				$ 13,980.011378			$ 13,932.21288			$ 16,821.85693			$ 21,973.168927			$ 19,299.316184			$ 22,245.852213			$ 28,142.574496			$ 32,455.380979			$ 38,864.556345
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,049.2106			9,943.773378			10,955.313072			11,664.488502			11,654.653122			10,312.510844			10,189.458871			10,932.953218			11,275.83042			11,489.025816
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000 Index
Accumulated Value			10,000				11,606.2703			13,956.344354			14,139.162835			17,170.811434			22,844.564717			19,810.36014			22,733.842539			28,677.465858			33,219.954081			39,898.475046
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Accumulated Value		$ 10,000	10,000		$ 11,644.8804		11,623.4067		$ 13,934.44578	13,908.750015		$ 14,341.54981	14,315.103326		$ 17,487.616009	17,455.368033		$ 22,937.752378	22,895.454097		$ 20,362.390998	20,324.841803		$ 23,609.075485	23,565.539253		$ 30,015.484763	29,960.134815		$ 34,781.824882	34,717.685581		$ 41,870.292273	41,793.081509
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI ex USA Index
Accumulated Value	$ 10,000			$ 11,947.5006				$ 12,327.612363			$ 11,924.715665			$ 12,916.250764			$ 16,128.247471			$ 12,980.000823			$ 14,523.509314			$ 17,168.362938			$ 19,816.123667			$ 25,235.619079
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Midcap Value Index
Accumulated Value			10,000				11,081.7199			12,485.239672			12,094.351788			11,936.751378			17,248.111798			15,902.847906			16,801.651107			20,193.435363			21,856.492186			27,221.31944
Forty Bloomberg U S Aggregate Bond Index 60 S And P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index
Accumulated Value			$ 10,000				$ 10,973.7247			$ 12,186.07887			$ 12,944.231258			$ 15,041.052005			$ 17,737.002495			$ 15,774.021469			$ 17,199.717438			$ 20,456.38882			$ 22,664.251979			$ 25,570.55383